Transactions with Related Parties, Property Lease Agreement - 6K (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Lease Agreement [Abstract]
General and administration expenses	$ 0	$ 70	$ 70	$ 309	$ 412
Waterfront S.A. [Member] | Rent Expense for Property Lease Agreement for Executive Offices [Member]
Property Lease Agreement [Abstract]
General and administration expenses	$ 0	$ 70	$ 70	$ 309	$ 412